The Company (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure Text Block [Abstract]
Scheduled of Allocation of Proceeds to New Securities Issued [Table Text Block]
Security / Account	Allocated Fair Value	Issuance Costs	Final Allocation

Common stock	$8,508,451	$(2,186,972)	$6,321,479
Series 1 Convertible Preferred Stock	2,351,376	(604,387)	1,746,989
Warrants	4,177,673	—	4,177,673

Total	$15,037,500	$(2,791,359)	$12,246,141